INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	As of December 31,
	2019	2018
Mobile handsets and others	2,248	3,467
Radio equipment and others	1	99
Fixed telephones and equipment	66	23
Inventories for construction projects	1,123	826
Subtotal	3,438	4,415
Allowance for obsolescence of inventories	(226)	(205)
	3,212	4,210

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2019	2018
At the beginning of the year	(205)	(82)
Additions	(131)	(125)
Decreases (includes RECPAM)	110	2
At the end of the year	(226)	(205)